Debt - Revolving Credit Facility - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jul. 03, 2023
Debt Instrument [Line Items]
Amortization of debt issuance costs			$ 875	$ 129
Debt issuance costs	$ 3,913		3,913		$ 1,812
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount	75,000		75,000			$ 50,000
Line of credit facility, current borrowing capacity	50,000		50,000
Amortization of debt issuance costs	100	$ 100	200	100
Interest expense	500	$ 500	2,300	$ 500
Commitment fees	$ 100		$ 100
Debt instrument maturity date			Jul. 03, 2027
Weighted average interest rate	8.54%	8.63%	8.45%	8.63%
Accrued interest payable	$ 200		$ 200		300
Revolving Credit Facility | Short-Term Debt | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Debt issuance costs	400		400		300
Revolving Credit Facility | Long-Term Debt | Other Assets
Debt Instrument [Line Items]
Debt issuance costs	700		700		$ 600
Revolving Credit Facility | Term Loan
Debt Instrument [Line Items]
Line of credit facility, amount	50,000		50,000
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, amount	$ 5,000		$ 5,000